UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Variable Insurance Fund - High Yield Bond Portfolio	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
CORPORATE BONDS (91.4)%
Finance (1.7%)
Banking (0.6%)
Chevy Chase Savings Bank	6.875%	12/1/2013	$720	$731
Western Financial Bank	9.625%	5/15/2012	915	1,034
Finance Companies (0.4%)
E*TRADE FINANCIAL Corp.	8.00%	6/15/2011 (2)	570	593
REFCO Finance Holdings	9.00%	8/1/2012 (2)	475	500
Insurance (0.1%)
Fairfax Financial Holdings, Inc.	6.875%	4/15/2008	175	171
Real Estate Investment Trusts (0.8%)
CBRE Escrow Inc.	9.75%	5/15/2010	577	658
iStar Financial Inc.	8.75%	8/15/2008	267	304
iStar Financial Inc.	4.875%	1/15/2009	255	256
iStar Financial Inc.	6.00%	12/15/2010	265	274
Thornburg Mortgage	8.00%	5/15/2013	660	685

	4,521

Industrial (80.9%)
Basic Industry (16.3%)
AK Steel Corp.	7.875%	2/15/2009	380	376
AK Steel Corp.	7.75%	6/15/2012	385	376
ARCO Chemical Co.	9.80%	2/1/2020	1,065	1,097
Abitibi-Consolidated Inc.	8.55%	8/1/2010	2,435	2,651
Acetex Corp.	10.875%	8/1/2009	310	341
Airgas, Inc.	9.125%	10/1/2011	785	883
Arch Western Finance	7.50%	7/1/2013 (2)(3)	735	792
BCP Caylux Holdings	9.625%	6/15/2014 (2)	1,725	1,863
Borden U.S. Financial/Nova Scotia	9.00%	7/15/2014 (2)	460	486
Bowater Canada Finance	7.95%	11/15/2011	1,250	1,342
Bowater Inc.	6.50%	6/15/2013	80	78
CONSOL Energy Inc.	7.875%	3/1/2012	650	726
Compass Minerals Group	10.00%	8/15/2011	1,000	1,120
Crompton Corp.	9.875%	8/1/2012 (2)	255	269
Equistar Chemicals LP	10.125%	9/1/2008	165	185
Equistar Chemicals LP	10.625%	5/1/2011	605	690
Fluor Corp.	6.95%	3/1/2007	500	525
Georgia-Pacific Corp.	8.875%	2/1/2010	1,455	1,702
Georgia-Pacific Corp.	9.375%	2/1/2013	1,890	2,225
Graphic Packaging Inc.	8.50%	8/15/2011	640	717
Hercules Inc.	11.125%	11/15/2007	130	154
Huntsman Advanced Materials	11.00%	7/15/2010 (2)	170	197
Huntsman LLC	11.625%	10/15/2010	345	398
IMC Global, Inc.	10.875%	6/1/2008	1,155	1,392
IMC Global, Inc.	11.25%	6/1/2011	530	621
IMC Global, Inc.	11.25%	6/1/2011	400	469
iSpat Inland ULC	9.75%	4/1/2014	610	673
JohnsonDiversey Inc.	9.625%	5/15/2012	885	989
Koppers Inc.	9.875%	10/15/2013	670	740
Longview Fibre Co.	10.00%	1/15/2009	1,000	1,095
Lubrizol Corp.	5.50%	10/1/2014	225	224
Lyondell Chemical Co.	9.625%	5/1/2007	1,045	1,134
Lyondell Chemical Co.	9.50%	12/15/2008	655	715
MDP Acquisitions	9.625%	10/1/2012	810	915
Massey Energy Co.	6.625%	11/15/2010	640	666
Methanex Corp.	8.75%	8/15/2012	855	991
Millennium America Inc.	9.25%	6/15/2008	840	922
Nalco Co.	7.75%	11/15/2011	1,195	1,268
Norske Skog Canada	8.625%	6/15/2011	1,255	1,359
Nova Chemicals Corp.	6.50%	1/15/2012	495	506
Omnova Solutions Inc.	11.25%	6/1/2010	690	745
Peabody Energy Corp.	6.875%	3/15/2013	1,135	1,229
Resolution Performance Products LLC	9.50%	4/15/2010	905	932
Russel Metals Inc.	6.375%	3/1/2014	130	130
Ryerson Tull, Inc.	9.125%	7/15/2006	500	529
Steel Dynamics, Inc.	9.50%	3/15/2009	720	808
Stone Container Corp.	9.25%	2/1/2008	855	951
Stone Container Corp.	9.75%	2/1/2011	1,575	1,744
Tembec Industries Inc.	8.50%	2/1/2011	1,160	1,218
U.S. Steel LLC	10.75%	8/1/2008	800	941
Union Carbide Corp.	6.79%	6/1/2025	580	587
Capital Goods (8.4%)
AEP Industries Inc.	9.875%	11/15/2007	95	97
Ainsworth Lumber Co. Ltd.	7.25%	10/1/2012 (2)	295	296
Alliant Techsystems Inc.	8.50%	5/15/2011	315	343
Allied Waste North America Inc.	8.875%	4/1/2008	1,520	1,649
Allied Waste North America Inc.	8.50%	12/1/2008	205	222
American Rock Salt Co. LLC	9.50%	3/15/2014 (2)	100	103
American Standard Cos. Inc.	7.375%	2/1/2008	1,105	1,218
Anchor Glass Container	11.00%	2/15/2013	1,075	1,225
Argo Tech Corp.	9.25%	6/1/2011 (2)	290	313
Building Materials Corp.	7.75%	8/1/2014 (2)	640	640
Case New Holland Inc.	9.25%	8/1/2011 (2)	1,005	1,128
Case New Holland Inc.	9.25%	8/1/2011 (2)	1,180	1,325
Crown Euro Holdings SA	9.50%	3/1/2011	375	418
Crown Euro Holdings SA	10.875%	3/1/2013	1,120	1,305
Invensys PLC	9.875%	3/15/2011 (2)	1,225	1,277
K & F Industries, Inc.	9.625%	12/15/2010	575	641
Kennametal Inc.	7.20%	6/15/2012	255	278
L-3 Communications Corp.	7.625%	6/15/2012	950	1,047
NMHG Holding Co.	10.00%	5/15/2009	770	847
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	705	767
Owens-Brockway Glass Conainter, Inc.	7.75%	5/15/2011	890	950
Owens-Brockway Glass Container, Inc.	8.75%	11/15/2012	265	295
Owens-Illinois, Inc.	8.10%	5/15/2007	330	347
Pliant Corp.	11.125%	9/1/2009	550	575
Portola Packaging	8.25%	2/1/2012	95	75
SPX Corp.	7.50%	1/1/2013	545	555
Sequa Corp.	9.00%	8/1/2009	1,145	1,257
Texas Industries Inc.	10.25%	6/15/2011	665	765
Trinity Industries	6.50%	3/15/2014	670	660
Tyco International Group SA	6.75%	2/15/2011	460	516
United Rental North America	6.50%	2/15/2012	1,425	1,372
Communication (19.0%)
ACC Escrow Group	10.00%	8/1/2011	1,610	1,312
AT&T Corp.	8.05%	11/15/2011 (3)	2,490	2,788
Advanstar Communications	10.75%	8/15/2010	340	376
Alaska Communications System Holdings	9.875%	8/15/2011	1,010	980
American Media Operation	8.875%	1/15/2011	160	165
CSC Holdings, Inc.	7.875%	12/15/2007	980	1,046
CSC Holdings, Inc.	8.125%	7/15/2009	240	257
CSC Holdings, Inc.	8.125%	8/15/2009	1,170	1,246
CSC Holdings, Inc.	7.625%	4/1/2011	1,455	1,528
CSC Holdings, Inc.	6.75%	4/15/2012 (2)	585	588
Canwest Media	10.625%	5/15/2011	880	999
Charter Communications OPT LLC	8.00%	4/30/2012 (2)	1,200	1,195
Charter Communications OPT LLC	8.375%	4/30/2014 (2)	105	104
Citizens Communications	9.25%	5/15/2011	2,400	2,632
Corus Entertainment, Inc.	8.75%	3/1/2012	1,410	1,555
Dex Media East LLC	9.875%	11/15/2009	980	1,127
Dex Media West LLC	8.50%	8/15/2010	255	289
DirecTV Holdings	8.375%	3/15/2013	885	1,009
EchoStar DBS Corp.	9.125%	1/15/2009	186	206
EchoStar DBS Corp.	6.375%	10/1/2011	1,075	1,086
Fairpoint Communications	11.875%	3/1/2010	140	161
GCI Inc.	7.25%	2/15/2014	1,355	1,328
Houghton Mifflin Co.	8.25%	2/1/2011	1,550	1,620
Insight Midwest LP	9.75%	10/1/2009	470	494
Insight Midwest LP	10.50%	11/1/2010	2,235	2,453
Intelsat Ltd	5.25%	11/1/2008	505	461
Intelsat Ltd.	7.625%	4/15/2012	195	176
LBI Media, Inc.	10.125%	7/15/2012	20	22
Lamar Media Corp.	7.25%	1/1/2013	400	431
MCI Inc.	6.688%	5/1/2009	700	674
Mail-Well Corp.	9.625%	3/15/2012	970	1,069
Mediacom Broadband LLC	11.00%	7/15/2013	1,135	1,212
Mediacom LLC/Mediacom Capital Corp.	9.50%	1/15/2013	435	420
Medianews Group Inc.	6.875%	10/1/2013	700	719
Nextel Communications	9.50%	2/1/2011	3,000	3,398
Nextel Communications	6.875%	10/31/2013	945	978
Quebecor Media Inc.	11.125%	7/15/2011	2,260	2,610
Qwest Communications International Inc.	7.25%	2/15/2011 (2)	370	352
Qwest Communications International Inc.	9.125%	3/15/2012 (2)(3)	2,745	3,026
R.H. Donnelley Finance Corp.	8.875%	12/15/2010 (2)	1,160	1,311
Rogers Cable Inc.	7.875%	5/1/2012	90	98
Rogers Cable Inc.	6.25%	6/15/2013	895	875
Rogers Wireless Inc.	9.625%	5/1/2011	1,495	1,674
Rogers Wireless Inc.	6.375%	3/1/2014	1,040	957
Rural Cellular	8.25%	3/15/2012 (2)	275	283
Shaw Communications Inc.	8.25%	4/11/2010	845	957
Shaw Communications Inc.	7.25%	4/6/2011	55	60
Sinclair Broadcast Group	8.75%	12/15/2011	475	518
Sinclair Broadcast Group	8.00%	3/15/2012	125	131
Triton PCS Inc.	8.50%	6/1/2013	715	651
Vertis Inc.	9.75%	4/1/2009	415	446
Vertis Inc.	10.875%	6/15/2009	245	263
Videotron Telecom Ltd.	6.875%	1/15/2014	135	138
Von Hoffmann Corp.	10.25%	3/15/2009	455	504
Consumer Cyclical (14.6%)
Argosy Gaming Co.	9.00%	9/1/2011	110	124
Argosy Gaming Co.	7.00%	1/15/2014	375	388
Arvinmeritor Inc.	8.75%	3/1/2012	1,220	1,357
Aztar Corp	9.00%	8/15/2011	1,245	1,373
Beazer Homes USA, Inc.	8.625%	5/15/2011	860	946
Beazer Homes USA, Inc.	8.375%	4/15/2012	195	214
Boyd Gaming Corp.	7.75%	12/15/2012	500	535
Boyd Gaming Corp.	6.75%	4/15/2014	145	148
Cummins Inc.	9.50%	12/1/2010	235	270
D.R. Horton, Inc.	9.75%	9/15/2010	220	263
D.R. Horton, Inc.	9.375%	3/15/2011	955	1,067
D.R. Horton, Inc.	7.875%	8/15/2011	35	40
Dana Corp.	9.00%	8/15/2011	645	777
Dura Operating Corp.	8.625%	4/15/2012	850	844
Felcor Lodging LP	9.00%	6/1/2011 (3)	215	236
Hilton Hotels Corp.	7.50%	12/15/2017	145	164
Host Marriott LP	9.50%	1/15/2007	1,459	1,612
Host Marriott LP	7.125%	11/1/2013	1,740	1,823
ITT Corp.	7.375%	11/15/2015	85	93
Isle of Capri Casinos	7.00%	3/1/2014	680	683
J.B. Poindexter Co.	8.75%	3/15/2014 (2)	565	600
John Q. Hammons Hotel	8.875%	5/15/2012	375	418
KB Home	8.625%	12/15/2008	585	660
KB Home	7.75%	2/1/2010	50	54
La Quinta Properties	7.00%	8/15/2012 (2)	155	164
Lodgenet Entertainment Corp.	9.50%	6/15/2013	275	300
MGM Mirage, Inc.	8.50%	9/15/2010	2,270	2,591
Mandalay Resort Group	10.25%	8/1/2007	1,009	1,145
Mandalay Resort Group	9.375%	2/15/2010	1,185	1,357
Marquee Inc.	8.625%	8/15/2012 (2)	695	737
Mastec, Inc.	7.75%	2/1/2008	435	394
Meritage Corp.	9.75%	6/1/2011	265	295
Meritage Corp.	7.00%	5/1/2014	415	424
Navistar International Corp.	9.375%	6/1/2006	230	246
Navistar International Corp.	7.50%	6/15/2011	185	195
Park Place Entertainment Corp.	8.875%	9/15/2008	600	683
Park Place Entertainment Corp.	7.00%	4/15/2013	1,190	1,324
R.J. Tower Corp.	12.00%	6/1/2013	650	514
Rite Aid Corp.	8.125%	5/1/2010	80	84
Rite Aid Corp.	9.50%	2/15/2011	1,580	1,730
Riviera Holdings Corp.	11.00%	6/15/2010	550	605
Ryland Group, Inc.	9.125%	6/15/2011	640	718
Seneca Gaming Corp.	7.25%	5/1/2012	630	650
Speedway Motorsports Inc.	6.75%	6/1/2013	355	370
Standard Pacific Corp.	6.50%	10/1/2008	550	573
Standard Pacific Corp.	9.50%	9/15/2010	15	16
Standard Pacific Corp.	6.875%	5/15/2011	360	378
Standard Pacific Corp.	7.75%	3/15/2013	210	227
Starwood Hotel Resorts	7.875%	5/1/2012 (3)	1,525	1,733
Station Casinos	6.00%	4/1/2012	290	297
Station Casinos	6.50%	2/1/2014	720	738
TRW Automotive Inc.	9.375%	2/15/2013	1,292	1,479
Tenneco Automotive Inc.	10.25%	7/15/2013	565	638
The Gap Inc.	10.30%	12/15/2008 (3)	525	644
Toll Corp.	8.25%	12/1/2011	235	260
Visteon Corp.	8.25%	8/1/2010	745	784
Visteon Corp.	7.00%	3/10/2014	1,835	1,748
Warner Music Group	7.375%	4/15/2014 (2)	440	454
Consumer Noncyclical (8.2%)
AmerisourceBergen Corp.	8.125%	9/1/2008	850	939
AmerisourceBergen Corp.	7.25%	11/15/2012	968	1,048
Armkel Finance, Inc.	9.50%	8/15/2009	635	691
Bio-Rad Laboratories Inc.	7.50%	8/15/2013	195	209
Biovail Corp.	7.875%	4/1/2010	1,270	1,295
Bombardier Recreational	8.375%	12/15/2013 (2)	755	795
Columbia/HCA Healthcare Corp.	7.25%	5/20/2008	990	1,082
Constellation Brands Inc.	8.125%	1/15/2012	865	954
Coventry Health Care Inc.	8.125%	2/15/2012	565	627
Dimon Inc.	9.625%	10/15/2011	445	469
Dole Foods Co.	7.25%	6/15/2010	65	67
Dole Foods Co.	8.875%	3/15/2011	1,165	1,273
Fisher Scientific International	8.125%	5/1/2012	1,264	1,413
HCA Inc.	8.75%	9/1/2010	1,200	1,406
Iasis Healthcare LLC	8.75%	6/15/2014 (2)	560	587
NDC Health Corp.	10.50%	12/1/2012	1,135	1,226
Neighborcare Inc.	6.875%	11/15/2013	695	721
Omnicare, Inc.	8.125%	3/15/2011	1,250	1,359
Omnicare, Inc.	6.125%	6/1/2013	70	70
Owens & Minor, Inc.	8.50%	7/15/2011	485	534
Pathmark Stores, Inc.	8.75%	2/1/2012	300	279
Playtex Products, Inc.	8.00%	3/1/2011	700	742
Radiologix, Inc.	10.50%	12/15/2008	700	728
Standard Commercial Corp.	8.00%	4/15/2012 (2)	205	209
Triad Hospitals Inc.	7.00%	5/15/2012	1,500	1,577
United Agricultural Products	8.25%	12/15/2011 (2)	185	200
VWR International Inc.	6.875%	4/15/2012 (2)	155	162
VWR International Inc.	8.00%	4/15/2014 (2)	255	269
Valeant Pharmaceuticals International	7.00%	12/15/2011	380	385
Winn-Dixie Stores, Inc.	8.875%	4/1/2008	670	543
Energy (5.4%)
Chesapeake Energy Corp.	8.125%	4/1/2011	1,415	1,549
Chesapeake Energy Corp.	9.00%	8/15/2012	210	240
Chesapeake Energy Corp.	7.50%	9/15/2013	215	235
Chesapeake Energy Corp.	7.75%	1/15/2015	105	114
Chesapeake Energy Corp.	6.875%	1/15/2016	415	432
Encore Acquisition Co.	8.375%	6/15/2012	230	255
Encore Acquisition Co.	6.25%	4/15/2014	150	150
Evergreen Resources	5.875%	3/15/2012	160	164
Exco Resources Inc.	7.250%	1/15/2011	650	686
Forest Oil Corp.	8.00%	12/15/2011	640	720
Forest Oil Corp.	7.75%	5/1/2014	400	432
Giant Industries	11.00%	5/15/2012	503	576
Giant Industries	8.00%	5/15/2014	75	77
Key Energy Services Inc.	6.375%	5/1/2013	155	155
Magnum Hunter Resources Inc.	9.60%	3/15/2012	852	959
Newfield Exploration Co.	7.45%	10/15/2007	580	631
Newfield Exploration Co.	8.375%	8/15/2012	665	750
Parker Drilling Co.	9.625%	10/1/2013	675	749
Petroleum Geo-Services	10.00%	11/5/2010	1,175	1,331
Plains Exploration & Production Co.	8.75%	7/1/2012	130	146
Plains Exploration & Production Co.	7.125%	6/15/2014	280	301
Premcor Refining Group	6.75%	2/1/2011	85	91
Premcor Refining Group	9.50%	2/1/2013	1,265	1,486
Pride International Inc.	7.375%	7/15/2014 (2)	1,255	1,374
Tesoro Petroleum Corp.	8.00%	4/15/2008	350	378
Whiting Petroleum Corp.	7.25%	5/1/2012	520	529
Technology (5.3%)
Amkor Technology Inc.	9.25%	2/15/2008	1,755	1,621
Avaya Inc.	11.125%	4/1/2009	983	1,135
Iron Mountain, Inc.	8.625%	4/1/2013	960	1,044
Iron Mountain, Inc.	7.75%	1/15/2015	185	198
Nortel Networks Ltd.	6.125%	2/15/2006	1,265	1,290
Sanmina-SCI Corp.	10.375%	1/15/2010	1,595	1,826
Solectron Corp.	9.625%	2/15/2009	2,335	2,586
UGS Corp.	10.00%	6/1/2012 (2)	955	1,039
Xerox Corp.	9.75%	1/15/2009	2,750	3,204
Xerox Corp.	7.125%	6/15/2010	250	266
Transportation (1.4%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	410	403
Continental Airlines Enhanced Equipment Trust Certificates	7.056%	9/15/2009	554	552
Continental Airlines Enhanced Equipment Trust Certificates	6.90%	1/2/2018 (1)	285	275
Delta Air Lines Enhanced Equipment Trust Certificates	7.111%	9/18/2011	745	670
Kansas City Southern Industries, Inc.	9.50%	10/1/2008	600	654
Kansas City Southern Industries, Inc.	7.50%	6/15/2009	655	666
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	250	246
Petro Stopping Centers	9.00%	2/15/2012	125	133
Other (2.3%)
Adesa Corp.	7.625%	6/15/2012	585	603
Eagle-Picher Inc.	9.75%	9/1/2013	110	113
FastenTech Inc.	11.50%	5/1/2011 (2)	370	415
General Cable Corp.	9.50%	11/15/2010	615	689
Itron Inc.	7.75%	5/15/2012 (2)	90	90
Jostens IH Corp.	7.625%	10/1/2012 (2)	200	200
National Waterworks Inc.	10.50%	12/1/2012	290	327
Thomas & Betts Corp.	6.39%	2/10/2009	40	42
Thomas & Betts Corp.	7.25%	6/1/2013	185	200
Timken Co.	5.75%	2/15/2010	664	688
UCAR Finance, Inc.	10.25%	2/15/2012	1,630	1,866
Valmont Industries Inc.	6.875%	5/1/2014 (2)	115	118
Wesco Distribution Inc.	9.125%	6/1/2008	800	824

	216,686

Utilities (8.6%)
Electric (5.1%)
AES Corp.	9.50%	6/1/2009	50	56
AES Corp.	9.375%	9/15/2010	80	90
AES Corp.	8.75%	5/15/2013 (2)	1,565	1,765
AES Corp.	9.00%	5/15/2015 (2)	1,810	2,054
Aquila Inc.	9.95%	2/1/2011	610	671
Avista Corp.	9.75%	6/1/2008	570	676
CMS Energy Corp.	7.50%	1/15/2009	535	562
CMS Energy Corp.	8.50%	4/15/2011	845	921
DPL Inc.	6.875%	9/1/2011	855	903
Dynegy Inc.	10.125%	7/15/2013 (2)	580	665
Midwest Generation LLC	8.75%	5/1/2034	880	957
NRG Energy Inc.	8.00%	12/15/2013 (2)	1,085	1,161
Nevada Power Co.	10.875%	10/15/2009	725	843
Nevada Power Co.	6.50%	4/15/2012	70	72
Nevada Power Co.	9.00%	8/15/2013	510	588
Sierra Pacific Resources	8.625%	3/15/2014	405	437
TECO Energy Inc.	7.20%	5/1/2011	720	767
TECO Energy Inc.	7.00%	5/1/2012	65	68
TNP Enterprises Inc.	10.25%	4/1/2010	180	195
Western Resources, Inc.	7.125%	8/1/2009	230	252
Natural Gas (3.4%)
ANR Pipeline Co.	8.875%	3/15/2010	1,285	1,446
Centerpoint Energy Resources	7.875%	4/1/2013	1,115	1,316
El Paso Natural Gas	7.625%	8/1/2010	510	550
El Paso Production Holdings	7.75%	6/1/2013	1,335	1,335
Semco Energy Inc.	7.125%	5/15/2008	100	105
Semco Energy Inc.	7.75%	5/15/2013	85	91
Southern Natural Gas	8.875%	3/15/2010	1,285	1,446
Suburban Propane Partners	6.875%	12/15/2013	370	381
Williams Cos., Inc.	7.125%	9/1/2011	1,025	1,122
Williams Cos., Inc.	8.125%	3/15/2012	1,270	1,460
Other (0.1%)
Star Gas Partners	10.25%	2/15/2013	185	203

	23,158

TOTAL CORPORATE BONDS
(Cost $232,527)	245,050

U.S. GOVERNMENT SECURITIES (5.5%)

U.S. Treasury Note	6.875%	5/15/2006	2,035	2,178
U.S. Treasury Note	6.625%	5/15/2007	5,505	6,036
U.S. Treasury Note	5.625%	5/15/2008	2,795	3,041
U.S. Treasury Note	5.50%	5/15/2009	2,460	2,694
U.S. Treasury Note	5.75%	8/15/2010	715	797

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $14,645)	14,746

TEMPORARY CASH INVESTMENTS (4.1%)

Repurchase Agreement (2.2%)
Credit Suisse First Boston
1.87%,10/1/2004
(Dated 9/30/2004, Repurchase Value $5,900,000,
Collateralized by Federal National Mortgage Association,	5,900
5.50%, 5/1/2033)
			Shares

Money Market Fund (1.9%)
Vanguard Market Liquidity Fund, 1.74%*			5,183,600	5,184

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,084)	11,084

TOTAL INVESTMENTS (101.0%)
(Cost $258,255)	270,880

OTHER ASSETS AND LIABILITIES-NET (-1.0%)	(2,627)

NET ASSETS (100%)	$268,253

* Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30,2004, the aggregate value of these securities was $29,700,000, representing 11.1% of net assets.

(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $258,255,000. Net unrealized appreciation of investment securities for tax purposes was $12,625,000, consisting of unrealized gains of $13,941,000 on securities that had risen in value since their purchase and $1,316,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.